Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Common stock shares issued	75,818	70,890
Cash dividends declared per share	$ 0.68	$ 0.66